ACCUMULATED OTHER COMPREHENSIVE INCOME Reclassification from Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Movement in Other comprehensive Income	$ 11,928	$ 11,973	$ 16,218
Other financial items	74,094	(38,219)	13,763
Gain on sale of Golar Maria	(43,783)	(65,619)	0
Gain on loss of control	0	0	(853,996)
Income before equity in net earnings (losses) of affiliates, income taxes and non-controlling interests	61,988	(116,488)	(1,017,817)
Gain (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Movement in Other comprehensive Income	7,955	1,885	5,911
Gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Movement in Other comprehensive Income	6,718	4,156	12,630
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before equity in net earnings (losses) of affiliates, income taxes and non-controlling interests	3,235	(10,787)	8,989
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (losses) on available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income	0	(10,795)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (losses) on available-for-sale securities | Golar LNG Partners
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income	0	(10,710)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain (losses) on available-for-sale securities | GasLog [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other non-operating income	0	(85)	0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before equity in net earnings (losses) of affiliates, income taxes and non-controlling interests	3,235	8	8,989
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Currency swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items	0	(718)	0
Gain on loss of control	0	0	5,064
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gains (losses) on cash flow hedges | Interest rate swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other financial items	3,235	(1,644)	0
Gain on sale of Golar Maria	0	2,370	0
Gain on loss of control	$ 0	$ 0	$ 3,925